Securities Act of 1933 File No.: 333-56881
                                      Securities Act of 1933 File No.: 002-34552
                                       Securities Act of 1933 File No.: 33-67852
                               Investment Company Act of 1940 File No.: 811-8817 Investment Company Act of 1940 File No.: 811-1939 Investment Company Act of 1940 File No.: 811-7978

                             ING GROWTH + VALUE FUND
                          ING GROWTH OPPORTUNITIES FUND
                            ING LARGECAP GROWTH FUND
                          ING MIDCAP OPPORTUNITIES FUND
                         ING SMALLCAP OPPORTUNITIES FUND
                          ING LARGE COMPANY VALUE FUND
                                ING MAGNACAP FUND
                          ING TAX EFFICIENT EQUITY FUND
                              ING CONVERTIBLE FUND
                            ING EQUITY AND BOND FUND

                         SUPPLEMENT DATED APRIL 21, 2003
                          TO THE CLASS A, B, C, M AND T
                        DOMESTIC EQUITY FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002

1) The sections entitled "Management of the Funds-Growth Opportunities Fund, LargeCap Growth Fund and MidCap Opportunities Fund" and "Management of the Funds-SmallCap Opportunities Fund" on page 48 of the prospectus are deleted and replaced with the following:

     GROWTH   OPPORTUNITIES   FUND,  MIDCAP   OPPORTUNITIES  FUND  AND  SMALLCAP
     OPPORTUNITIES FUND

     The Funds have been managed by a team of investment professionals led by Matthew S. Price and David C. Campbell since April 2003. Matthew S. Price, Portfolio Manager, joined ING as a managing director and portfolio manager in 1992. David C. Campbell, Portfolio Manager, joined ING as a managing director and portfolio manager in 1990.

     LARGECAP GROWTH FUND

     On February 25, 2003, the Board of Trustees of the ING Equity Trust, on behalf of ING LargeCap Growth Fund approved the appointment of Wellington Management Company, LLP as sub-adviser to the Fund subject to approval by the Fund's shareholders. Proxy statements for the special meeting of shareholders to consider this proposal are expected to be mailed to shareholders during the second quarter of 2003.

     If the proposal is approved by shareholders, the new Sub-Advisory Agreement will become effective shortly thereafter. Until that time, the Fund will be managed by a team of investment professionals led by James A. Vail. Mr. Vail has served as Senior Vice President and Portfolio Manager of ING since July 2000. Prior to joining ING Pilgrim in July 2000, Mr. Vail was a Vice President at Lexington Management Corporation, which he joined in 1991.

2) The section entitled "Management of the Funds-Large Company Value Fund" and the section entitled "Management of the Funds- MagnaCap Fund" on pages 48 and 49 of the prospectus are deleted and replaced with the following:

     LARGE COMPANY VALUE FUND AND MAGNACAP FUND

     The Portfolio has been managed by a team of investment professionals led by William F. Coughlin since April 2003. William F. Coughlin, Portfolio Manager, joined ING in April 2003. Prior to joining ING, Mr. Coughlin was Chief Investment Officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta Capital Management LLC, he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.

3) The section entitled "Management of the Fund- Equity and Bond Fund" on page 49 of the prospectus is deleted and replaced with the following:

     EQUITY AND BOND FUND

     A team of investment professionals led by James A. Vail has managed the equity portion of the Equity and Bond Fund since April 2003. Mr. Vail has served as Vice President and Senior Portfolio Manager of ING since 2000. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has over 25 years of investment experience. Prior to joining ING in 2000, Mr. Vail was Vice President at Lexington Management Corporation, which he joined in 1991.

     A team of investment professionals led by James Kauffman has managed the bond portion of the Equity and Bond Fund since February of 2003. Mr. Kauffman is a Portfolio Management Team Leader. He joined ING in 1996 and has over 14 years of investment experience.

4) The section entitled "Management of the Fund-Tax Efficient Equity Fund" on page 49 of the prospectus is deleted and replaced with the following:

     TAX EFFICIENT EQUITY FUND

     The Tax Efficient Equity Fund is managed by a team of investment professionals led by James A. Vail since April 2003. Mr. Vail has served as Senior Vice President and Portfolio Manager of ING since July 2000. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has over 25 years of investment experience. Prior to joining ING in 2000, Mr. Vail was a Vice President at Lexington Management Corporation, which he joined in 1991.

5) On April 9, 2003, the Board of Trustees of the ING Equity Trust, on behalf of ING Growth + Value Fund approved a change in the portfolio management of the Fund. The language contained in the section entitled "Management of the Fund-Growth + Value Fund on page 50 is deleted and replaced with the following:

     GROWTH + VALUE FUND

     On or before June 17, 2003, ING Investments expects to assume day-to-day management of the Fund from Navellier Fund Management, Inc. (Navellier) which will serve as Sub-Adviser to the Fund until that time. Information regarding Navellier is provided below. When ING Investments does assume day-to-day management of the Fund, the Fund will be managed by a team of investment professionals led by Matthew S. Price and David C. Campbell. Matthew S. Price, Portfolio Manager, joined ING as a managing director and portfolio manager in 1992. David C. Campbell, Portfolio Manager, joined ING as a managing director and portfolio manager in 1990.

     NAVELLIER FUND MANAGEMENT, INC.

     A registered investment adviser, Navellier Fund Management, Inc. (Navellier) serves as Sub-Adviser to the ING Growth + Value Fund. As of March 31, 2003, Navellier and its affiliate, Navellier & Associates, Inc., managed over $2.5 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

     Louis Navellier has managed the ING Growth + Value Fund since February 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

6) The section entitled "Management of the Fund-Convertible Fund" on page 49 of the prospectus is deleted and replaced with the following:

     CONVERTIBLE FUND

     The Fund is managed by a team of investment professionals led by Anuradha Sahai since April 2003. Anuradha Sahai, Vice President of ING, has served as a member of the team that managed the Fund since April 2002. Mr. Sahai has held several analyst positions with ING since 1997.

INVESTMENT STRATEGY CHANGES

In conjunction with the portfolio management changes stated above, the Board of Directors/Trustees approved the following investment strategy changes.

1) The section entitled "ING SmallCap Opportunities Fund-Investment Strategy" on page 14 of the prospectus is deleted and replaced with the following:

     The Fund normally invests at least 80% of its assets in the common stock of smaller, lesser-known U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio managers believe have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index, which is an index that measures the performance of small growth companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Growth Index changes. The market capitalization of companies held by the Fund as of August 31, 2002 ranged from $60 million to $5.1 billion.

     The portfolio managers use a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies the Portfolio Managers believe will have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the portfolio managers.

     The Fund may invest in initial public offerings.

     The portfolio manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the portfolio managers believe a company's bottom line results or prospects have been changed.

     The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

2) The section entitled "ING MidCap Opportunities Fund-Investment Strategy" on page 12 of the prospectus is deleted and replaced with the following:

     The Fund normally invests at least 80% of its assets in the common stock of mid-sized U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio managers believe have above average prospects for growth. For this Fund, mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell MidCap Growth Index. The market capitalization range will change with market conditions as the range of the companies included in the Russell MidCap Growth Index changes. The market capitalization of companies held by the Fund as of August 31, 2002 ranged from $293 million to $10.7 billion.

     The portfolio managers use a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies the portfolio managers believe will have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the portfolio managers.

     The Fund may invest in initial public offerings.

     The portfolio manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the portfolio managers believe a company's bottom line results or prospects have been changed.

     The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

3) The section entitled "Investment Strategy-ING Growth Opportunities Fund" on page 8 of the prospectus is deleted and replaced with the following:

     The Fund invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth.

     Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

     The portfolio managers use a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies the portfolio managers believe will have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the portfolio managers.

     The Fund may invest in initial public offerings.

     The portfolio manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the portfolio managers believe a company's bottom line results or prospects have been changed.

     The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

     The section entitled "ING Growth Opportunities Fund - Risks" on page 8 of the prospectus is supplemented with the following:

     INITIAL PUBLIC OFFERINGS- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                      Securities Act of 1933 File No.: 333-56881
                                      Securities Act of 1933 File No.: 002-34552
                                       Securities Act of 1933 File No.: 33-67852
                               Investment Company Act of 1940 File No.: 811-8817 Investment Company Act of 1940 File No.: 811-1939 Investment Company Act of 1940 File No.: 811-7978

                             ING GROWTH + VALUE FUND
                          ING GROWTH OPPORTUNITIES FUND
                            ING LARGECAP GROWTH FUND
                          ING MIDCAP OPPORTUNITIES FUND
                         ING SMALLCAP OPPORTUNITIES FUND
                          ING LARGE COMPANY VALUE FUND
                                ING MAGNACAP FUND
                              ING CONVERTIBLE FUND
                            ING EQUITY AND BOND FUND

                         SUPPLEMENT DATED APRIL 21, 2003
                                 TO THE CLASS Q
                        DOMESTIC EQUITY FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002

1) The sections entitled "Management of the Funds-Growth Opportunities Fund, LargeCap Growth Fund and MidCap Opportunities Fund" and "Management of the Funds-SmallCap Opportunities Fund" on page 38 of the prospectus are deleted and replaced with the following:

     GROWTH   OPPORTUNITIES   FUND,  MIDCAP   OPPORTUNITIES  FUND  AND  SMALLCAP
     OPPORTUNITIES FUND

     The Funds have been managed by a team of investment professionals led by Matthew S. Price and David C. Campbell since April 2003. Matthew S. Price, Portfolio Manager, joined ING as a managing director and portfolio manager in 1992. David C. Campbell, Portfolio Manager, joined ING as a managing director and portfolio manager in 1990.

     LARGECAP GROWTH FUND

     On February 25, 2003, the Board of Trustees of the ING Equity Trust, on behalf of ING LargeCap Growth Fund approved the appointment of Wellington Management Company, LLP as sub-adviser to the Fund subject to approval by the Fund's shareholders. Proxy statements for the special meeting of shareholders to consider this proposal are expected to be mailed to shareholders during the second quarter of 2003.

     If the proposal is approved by shareholders, the new Sub-Advisory Agreement will become effective shortly thereafter. Until that time, the Fund will be managed by a team of investment professionals led by James A. Vail. Mr. Vail has served as Senior Vice President and Portfolio Manager of ING since July 2000. Prior to joining ING Pilgrim in July 2000, Mr. Vail was a Vice President at Lexington Management Corporation, which he joined in 1991.

2) The section entitled "Management of the Funds-Large Company Value Fund" and the section entitled "Management of the Funds-MagnaCap Fund" on page 38 of the prospectus is deleted and replaced with the following:

     LARGE COMPANY VALUE FUND AND MAGNACAP FUND

     The Portfolio has been managed by a team of investment professionals led by William F. Coughlin since April 2003. William F. Coughlin, Portfolio Manager, joined ING in April 2003. Prior to joining ING, Mr. Coughlin was Chief Investment Officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta Capital Management LLC, he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.

3) The section entitled "Management of the Fund- Equity and Bond Fund" on page 39 of the prospectus is deleted and replaced with the following:

     EQUITY AND BOND FUND

     A team of investment professionals led by James A. Vail has managed the equity portion of the Equity and Bond Fund since April 2003. Mr. Vail has served as Vice President and Senior Portfolio Manager of ING since 2000. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has over 25 years of investment experience. Prior to joining ING in 2000, Mr. Vail was Vice President at Lexington Management Corporation, which he joined in 1991.

     A team of investment professionals led by James Kauffman has managed the bond portion of the Equity and Bond Fund since February of 2003. Mr. Kauffman is a Portfolio Management Team Leader. He joined ING in 1996 and has over 14 years of investment experience.

4) On April 9, 2003, the Board of Trustees of the ING Equity Trust, on behalf of ING Growth + Value Fund approved a change in the portfolio management of the Fund. The language contained in the section entitled "Management of the Fund-Growth + Value Fund on page 40 is deleted and replaced with the following:

     GROWTH + VALUE FUND

     On or before June 17, 2003, ING Investments expects to assume day-to-day management of the Fund from Navellier Fund Management, Inc. (Navellier) which will serve as Sub-Adviser to the Fund until that time. Information regarding Navellier is provided below. When ING Investments does assume day-to-day management of the Fund, the Fund will be managed by a team of investment professionals led by Matthew S. Price and David C. Campbell. Matthew S. Price, Portfolio Manager, joined ING as a managing director and portfolio manager in 1992. David C. Campbell, Portfolio Manager, joined ING as a managing director and portfolio manager in 1990.

     NAVELLIER FUND MANAGEMENT, INC.

     A registered investment adviser, Navellier Fund Management, Inc. (Navellier) serves as Sub-Adviser to the ING Growth + Value Fund. As of March 31, 2003, Navellier and its affiliate, Navellier & Associates, Inc., managed over $2.5 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

     Louis Navellier has managed the ING Growth + Value Fund since February 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

5) The section entitled "Management of the Fund-Convertible Fund" on page 39 of the prospectus is deleted and replaced with the following:

     CONVERTIBLE FUND

     The Fund is managed by a team of investment professionals led by Anuradha Sahai since April 2003. Anuradha Sahai, Vice President of ING, has served as a member of the team that managed the Fund since April 2002. Ms. Sahai has held several analyst position with ING since 1997.

INVESTMENT STRATEGY CHANGES

In conjunction with the portfolio management changes stated above, the Board of Directors/Trustees approved the following investment strategy changes.

1) The section entitled "ING SmallCap Opportunities Fund-Investment Strategy" on page 14 of the prospectus is deleted and replaced with the following:

     The Fund normally invests at least 80% of its assets in the common stock of smaller, lesser-known U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio managers believe have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index, which is an index that measures the performance of small growth companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Growth Index changes. The market capitalization of companies held by the Fund as of August 31, 2002 ranged from $60 million to $5.1 billion.

     The portfolio managers use a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies the portfolio managers believe will have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the portfolio managers.

     The Fund may invest in initial public offerings.

     The portfolio manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the portfolio managers believe a company's bottom line results or prospects have been changed.

     The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

2) The section entitled "ING MidCap Opportunities Fund-Investment Strategy" on page 12 of the prospectus is deleted and replaced with the following:

     The Fund normally invests at least 80% of its assets in the common stock of mid-sized U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio managers believe have above average prospects for growth. For this Fund, mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell MidCap Growth Index. The market capitalization range will change with market conditions as the range of the companies included in the Russell MidCap Growth Index changes. The market capitalization of companies held by the Fund as of August 31, 2002 ranged from $293 million to $10.7 billion.

     The portfolio managers use a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies the portfolio managers believe will have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the portfolio managers.

     The Fund may invest in initial public offerings.

     The portfolio manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the portfolio managers believe a company's bottom line results or prospects have been changed.

     The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

3) The section entitled "ING Growth Opportunities Fund-Investment Strategy" on page 8 of the prospectus is deleted and replaced with the following:

     The Fund invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth.

     Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

     The portfolio managers use a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies the portfolio managers believe will have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the portfolio managers.

     The Fund may invest in initial public offerings.

     The portfolio manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the portfolio managers believe a company's bottom line results or prospects have been changed.

     The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

     The section entitled "ING Growth Opportunities Fund-Risks" on page 8 of the prospectus is supplemented with the following:

     INITIAL PUBLIC OFFERINGS- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE